Reclassifications from Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income

The following table sets out the components of the Company’s AOCI that are reclassified into the audited condensed consolidated statement of operations for the twelve months ended December 31, 2019 and 2018:

	Amount Reclassified from AOCI
Details about the AOCI Components	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018	Affected Line Item in the Consolidated Statement of Operations
	($ in millions)
Available for sale securities:
Realized (losses)/gains on sale of securities	$(14.4)	$6.7	Realized and unrealized investment gains
Realized gains/(losses) on sale of securities	7.6	(11.9)	Realized and unrealized investment losses
	(6.8)	(5.2)	(Loss) from operations before income tax
Tax on net realized gains of securities	—	0.7	Income tax (expense)/benefit
	$(6.8)	$(4.5)	Net (loss)
Realized derivatives:
Net realized gains/(losses) on settled derivatives	4.8	(1.2)	General, administrative and corporate expenses
Tax on settled derivatives	(0.8)	0.2	Income tax (expense)/benefit
	$4.0	$(1.0)	Net (loss)

Total reclassifications from AOCI to the statement of operations, net of income tax	$(2.8)	$(5.5)	Net (loss)